Description of Business, Organization and Significant Concentrations and Risk - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 3,129,600		¥ 5,970,973		$ 491,103
Total current assets	75,407,150		120,939,600		11,833,027
Long-term investments	38,000,000		44,000,000		5,963,029
Property and equipment, net	36,503,984		38,119,216		5,728,272
Other non-current assets	26,739,026		22,950,264		4,195,937
Total assets	507,175,310		575,621,032		79,586,874
Accrued expenses and other payables	48,174,095		47,020,182		7,559,567
Payable for business acquisition			4,642,082
Total current liabilities	267,978,614		274,883,563		42,051,693
Total liabilities	316,275,776		327,874,800		$ 49,630,571
Net revenues	202,209,465	$ 31,731,078	162,167,547	¥ 97,770,167
Net loss	(36,410,117)	(5,713,543)	(100,584,748)	(129,218,299)
Net cash used in operating activities	(31,833,685)	(4,995,400)	(27,873,360)	(57,876,559)
Net cash used in investing activities	(10,028,992)	(1,573,767)	(19,090,428)	(36,945,321)
Net cash received from financing activities	827,516	$ 129,855	6,303,594	57,566,469
ATA Intelligent Learning
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash	191,046		91,118
Prepaid expenses and other current assets	16,041		84,180
Total current assets	207,087		175,298
Long-term investments	62,722,195		75,764,719
Property and equipment, net	488		6,167
Other non-current assets	2,590		2,590
Total assets	62,932,360		75,948,774
Accrued expenses and other payables	124,089		71,562
Payable for business acquisition			4,642,082
Amounts due to related parties	62,767,353		57,122,000
Total current liabilities	62,891,442		61,835,644
Total liabilities	62,891,442		61,835,644
Net loss	(14,072,212)		(14,304,202)	(14,456,886)
Net cash used in operating activities	(903,343)		(466,004)	(1,441,360)
Net cash used in investing activities	(4,642,082)		(15,000,000)	(77,492,873)
Net cash received from financing activities	¥ 5,645,353		¥ 15,122,000	¥ 54,000,000